Stock-Based Compensation (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) individual shares	May 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of participants with outstanding options, restricted stock, or restricted stock units | individual	7,600
Retirement age eligibility for employees	55 years
Retirement eligibility for employees, minimum years of service required	10 years
Percent of stock-based compensation related to retiree-eligible population (as a percent)	35.00%
ASU 2016-09 Improvements to Employee Share-Based Payment Accounting | Income Tax Benefit
Share-based Compensation Arrangement by Share-based Payment Award Activity
New Accounting Pronouncement Impact to Income Statement Items | $	$ 184
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award Activity
Number of shares authorized	123,965,000	100,000,000
Number of additional shares authorized	23,965,000
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates prior to May 11, 2010	3.38
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 11, 2010 and prior to May 8, 2012	2.87
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates on or after May 8, 2012 and prior to May 10, 2016	3.50
Awards other than options and Stock Appreciation Rights, number of shares counted for every one share awarded under plan limit with grant dates of May 10, 2016, or later	2.50
Number of shares available for grant	36,865,814